Financial Instruments - Summary of Derivative Instruments Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	$ 11	$ 58
Other current liabilities	(82)	(31)
Net Designated (Liability) Asset	(71)	27
Derivatives Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated (Liability) Asset	(48)	26
Derivatives Not Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated (Liability) Asset	(23)	1
Foreign exchange contracts - forwards [Member] | Derivatives Designated as Hedging Instruments [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	3	37
Foreign exchange contracts - forwards [Member] | Derivatives Designated as Hedging Instruments [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current liabilities	(51)	(11)
Foreign exchange contracts - forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	8	21
Foreign exchange contracts - forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current liabilities	$ (31)	$ (20)